NUVEEN STRATEGY AGGRESSIVE GROWTH ALLOCATION FUND

NUVEEN STRATEGY GROWTH ALLOCATION FUND

NUVEEN STRATEGY BALANCED ALLOCATION FUND

NUVEEN STRATEGY CONSERVATIVE ALLOCATION FUND

SUPPLEMENT DATED JULY 27, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 21, 2011

The fifth sentence of the second paragraph of the section “Purchase and Redemption of Fund Shares – Reducing Class A Sales Charges – Letter of Intent” is hereby deleted in its entirety.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-FAASAI-0711P